Loans (Details)							4 Months Ended	12 Months Ended
	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Sep. 25, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Loans (Details) [Line Items]
Credit facility agreement, revolving fund			$ 14,084,705	¥ 100,000,000	$ 4,225,412	¥ 30,000,000
Line of credit	$ 1,408,471	¥ 10,000,000						$ 7,042,353	¥ 50,000,000
Line of credit, interest rate					4.50%	4.50%
Minimum [Member]
Loans (Details) [Line Items]
Line of credit, interest rate								2.00%	2.00%
Maximum [Member]
Loans (Details) [Line Items]
Line of credit, interest rate								4.50%	4.50%
Long Term Loan [Member]
Loans (Details) [Line Items]
Line of credit								$ 3,985,972	¥ 28,300,000
Forecast [Member]
Loans (Details) [Line Items]
Line of credit							¥ 50,000,000
Forecast [Member] | Minimum [Member]
Loans (Details) [Line Items]
Line of credit, interest rate							2.00%
Forecast [Member] | Maximum [Member]
Loans (Details) [Line Items]
Line of credit, interest rate							4.50%